Government Grants (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax incentive reserve	R$ 639,741
Investment grants	R$ 413,191	R$ 349,390